Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
Note E – Leases
Balance sheet information related to leases at December 31 was as follows:

	2024	2023
Operating leases:
Operating lease right-of-use assets	$1,024	$1,205
Operating lease liabilities	1,024	1,205

The components of lease cost were as follows for the year ending December 31:
	2024	2023
Operating lease cost	$189	$204
Short-term lease expense	9	17

Future undiscounted lease payments for operating leases with initial terms of one year or more as of December 31, 2024 are as follows:
Operating Leases
2025	$195
2026	140
2027	109
2028	111
2029	111
Thereafter	653
Total lease payments	1,319
Less: Imputed Interest	(295)
Total operating leases	$1,024

Other information at December 31 was as follows:

	2024	2023

Weighted-average remaining lease term for operating leases	12.0 years	13.0 years
Weighted-average discount rate for operating leases	2.84%	2.91%